Investor A C Institutional and Class R [Member] Investment Objectives and Goals - Investor A, C, Institutional and Class R - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Fund OverviewKey Facts About BlackRock Health Sciences Opportunities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of BlackRock Health Sciences Opportunities Portfolio (the “Fund”), a series of BlackRock FundsSM (the “Trust”), is to provide long-term growth of capital.